N-2	Nov. 03, 2022
Cover [Abstract]
Entity Central Index Key	0001121142
Amendment Flag	false
Securities Act File Number	001-38228
Document Type	8-K
Entity Registrant Name	MAXAR TECHNOLOGIES INC.
Entity Address, Address Line One	1300 W. 120th Avenue
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80234
City Area Code	303
Local Phone Number	684-7660
Entity Emerging Growth Company	false